UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21268

                       OPPENHEIMER TOTAL RETURN BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

           Date of reporting period: MAY 1, 2005 THROUGH JULY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--12.0%
-------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed
Certificates, Series 2005-1A, Cl. A2, 3.49%,
4/20/08 1,2                                              $     70,000    $     69,922
-------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                         37,997          37,948
Series 2005-A, Cl. A2, 3.65%, 12/26/07                        270,000         269,545
-------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile
Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                         220,000         216,399
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                        140,000         139,909
-------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan
Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                       60,179          59,820
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 1                       66,532          66,276
Series 2005-C, Cl. AF1, 4.196%, 6/25/35 1                     204,104         203,943
-------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed
Certificates, Home Equity Mtg. Obligations:
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23 1                        4,472           4,464
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                       32,849          32,732
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                       140,000         139,444
-------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                          30,651          30,704
Series 2005-A, Cl. A2, 3.72%, 12/15/07                        240,000         239,254
-------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed
Nts., Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 1              170,000         169,171
-------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card
Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                        210,000         212,691
Series 2003-C4, Cl. C4, 5%, 6/10/15                            30,000          29,822
-------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home
Equity Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.83%, 2/25/33 2                        12,839          13,018
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35                     215,994         215,691
-------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan
Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                           25,473          25,489
Series 2002-A, Cl. A4, 4.49%, 10/6/08                          62,860          62,982
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                         46,444          46,354
Series 2004-C, Cl. A2, 2.62%, 6/8/07                          242,106         241,200
Series 2005-A, Cl. A2, 3.17%, 9/8/07 1                        270,000         269,220
Series 2005-B, Cl. A2, 3.75%, 12/8/07                         250,000         249,655
-------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through
Certificates, Series 2004-3, Cl. AF2, 3.80%, 7/25/34           40,000          39,823
-------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                        144,086         143,708
Series 2005-A, Cl. A3, 3.48%, 11/17/08                        160,000         158,435
Series 2005-B, Cl. A2, 3.77%, 9/15/07                         240,000         239,830
-------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle
Receivable Nts., Series 2003-3, Cl. A1, 1.50%, 1/15/08         42,582          42,489
-------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile
Receivable Obligations:
Series 2003-1, Cl. A3, 1.92%, 11/20/06                         45,954          45,866
Series 2005-1, Cl. A2, 3.21%, 5/21/07 1                       110,000         109,671


1               |               Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
-------------------------------------------------------------------------------------
Series 2005-3, Cl. A2, 3.73%, 10/18/07                 $      230,000  $      229,210
-------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates,
Series 2002-1, Cl. A3, 2.49%, 10/22/07                          7,180           7,180
-------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 4.731%,
3/15/16 2                                                     310,000         329,940
-------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile
Receivable Obligations, Series 2004-A, Cl. A2, 1.50%,
2/15/07                                                        22,803          22,782
-------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease
Obligations, Series 2004-A, Cl. A2, 2.55%, 1/15/07            115,942         115,580
-------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile
Receivable Nts., Series 2004-A, Cl. A2, 1.40%, 7/17/06         28,237          28,202
-------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable
Obligations:
Series 2002-B, Cl. A4, 4.71%, 3/15/09                         163,315         163,644
Series 2005-B, Cl. A2, 4.03%, 4/15/08                         190,000         189,719
-------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg.
Obligations, Series 2004-3, Cl. A2, 3.61%,
11/25/34 1,2                                                   11,978          11,986
-------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                    60,000          59,221
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                       50,000          49,369
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 1                     80,000          79,569
-------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home
Equity Asset-Backed Pass-Through Certificates, Series
2004-RS7, Cl. AI3, 4.45%, 7/25/28                             180,000         179,380
-------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized
Mtg. Obligations, Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                             368,523         369,821
-------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile
Mtg.-Backed Obligations, Series 2002-B, Cl. A4,
4.39%, 5/15/09                                                269,231         269,604
-------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed
Nts.:
Series 2004-1, Cl. A2, 1.43%, 9/15/06                           9,147           9,143
Series 2004-2, Cl. A2, 2.41%, 2/15/07                         102,908         102,658
Series 2004-3, Cl. A2, 2.79%, 6/15/07                         145,186         144,775
-------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease
Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                         157,326         156,818
Series 2005-A, Cl. A2, 3.52%, 4/20/07                         200,000         199,486
-------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable
Nts., Series 2004-B, Cl. A2, 2.40%, 5/21/07                    94,312          93,996
-------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg.
Obligations, Series 2004-2, Cl. AI1B, 2.94%, 9/25/18          183,441         181,902
-------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable
Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                          35,353          35,343
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                        154,329         153,610
                                                                        -------------
Total Asset-Backed Securities (Cost $7,031,391)                             7,008,413
-------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--71.8%
-------------------------------------------------------------------------------------
GOVERNMENT AGENCY--59.3%
-------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--59.2%
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security, Trust 350, Cl. 2,
6.92%, 2/1/34 3                                               815,809         170,473
-------------------------------------------------------------------------------------
Fannie Mae Whole Loan, Collateralized Mtg.
Obligations Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                          295,137         311,185


2               |               Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------


                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp.:
6%, 9/1/34                                             $    2,489,957  $    2,544,583
6.50%, 4/1/18-4/1/34                                          326,266         338,543
7%, 7/1/21-3/1/33                                           1,269,338       1,334,421
7%, 8/1/34 4                                                  546,000         573,300
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Gtd. Multiclass Mtg. Participation
Certificates, Series 2046, Cl. G, 6.50%, 4/15/28              550,667         570,384
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate
Mtg. Investment Conduit Multiclass Pass-Through
Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                             16,911          16,940
Series 2034, Cl. Z, 6.50%, 2/15/28                             68,156          70,709
Series 2053, Cl. Z, 6.50%, 4/15/28                             78,783          81,491
Series 2055, Cl. ZM, 6.50%, 5/15/28                            88,906          91,808
Series 2075, Cl. D, 6.50%, 8/15/28                            215,336         222,707
Series 2080, Cl. Z, 6.50%, 8/15/28                             59,342          61,134
Series 2387, Cl. PD, 6%, 4/15/30                               97,621          98,481
Series 2456, Cl. BD, 6%, 3/15/30                               79,759          80,178
Series 2498, Cl. PC, 5.50%, 10/15/14                            7,197           7,214
Series 2500, Cl. FD, 3.888%, 3/15/32 2                         31,706          31,823
Series 2526, Cl. FE, 3.788%, 6/15/29 2                         31,043          31,217
Series 2550, Cl. QK, 4.50%, 4/15/22                             8,927           8,920
Series 2551, Cl. FD, 3.788%, 1/15/33 2                         25,165          25,363
Series 2583, Cl. KA, 5.50%, 3/15/22                           248,531         249,846
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 6.182%, 6/1/26 3                           58,716          11,869
Series 183, Cl. IO, 4.09%, 4/1/27 3                            95,314          19,224
Series 184, Cl. IO, 9.05%, 12/1/26 3                           99,532          19,373
Series 192, Cl. IO, 7.547%, 2/1/28 3                           27,150           5,174
Series 200, Cl. IO, 6.429%, 1/1/29 3                           32,253           6,296
Series 2130, Cl. SC, 8.55%, 3/15/29 3                          71,959           6,101
Series 2796, Cl. SD, 14.975%, 7/15/26 3                       104,876           9,111
Series 2920, Cl. S, 14.277%, 1/15/35 3                        687,959          39,153
Series 3000, Cl. SE, 0%, 7/15/25 3                            820,000          38,950
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security, Series 176, Cl. PO,
5.822%, 6/1/26 5                                               28,843          24,735
-------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 8/1/20 4                                             1,684,000       1,656,635
5%, 6/1/18-7/1/18                                             651,282         653,486
5%, 8/1/20-8/11/35 4                                        4,820,000       4,765,113
5.50%, 3/1/33-1/1/34                                        2,275,220       2,289,223
5.50%, 8/1/20-8/1/35 4                                      3,678,000       3,707,737
6%, 10/1/16-11/1/17                                           466,416         482,127
6%, 8/1/16-8/1/35 4                                         4,126,536       4,241,388
6.50%, 10/1/30-11/1/31                                        502,820         522,510
6.50%, 8/1/35 4                                             4,906,000       5,076,179
7%, 11/1/17                                                   302,956         317,381
7.50%, 3/1/30                                                  69,549          74,229
8.50%, 7/1/32                                                   5,348           5,824


3               |               Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
-------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust,
Commercial Mtg. Obligations, Trust 2002-T1, Cl. A2,
7%, 11/25/31                                           $      218,823  $      228,988
-------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                          167,326         173,778
Trust 1996-35, Cl. Z, 7%, 7/25/26                             258,968         266,108
Trust 1998-63, Cl. PG, 6%, 3/25/27                             19,767          19,772
Trust 2001-50, Cl. NE, 6%, 8/25/30                             50,636          51,004
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                        324,119         336,231
Trust 2001-70, Cl. LR, 6%, 9/25/30                             54,243          54,899
Trust 2001-72, Cl. NH, 6%, 4/25/30                             37,653          37,912
Trust 2001-74, Cl. PD, 6%, 5/25/30                             16,399          16,499
Trust 2002-77, Cl. WF, 3.809%, 12/18/32 2                      38,544          38,794
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                          34,903          34,862
Trust 2003-10, Cl. HP, 5%, 2/25/18                            300,000         300,010
Trust 2003-21, Cl. FK, 3.714%, 3/25/33 2                       68,360          68,803
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                         418,000         430,652
Trust 2003-81, Cl. PA, 5%, 2/25/12                                290             289
Trust 2004-101, Cl. BG, 5%, 1/25/20                           186,000         186,521
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                          90,000          86,408
-------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 6.914%, 4/25/32 3                      129,621          10,240
Trust 2002-47, Cl. NS, 5.199%, 4/25/32 3                      127,807          12,934
Trust 2002-51, Cl. S, 5.418%, 8/25/32 3                       117,366          11,848
Trust 2002-77, Cl. IS, 6.487%, 12/18/32 3                     220,835          25,560
-------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 5.05%, 6/1/23 3                             197,214          38,203
Trust 240, Cl. 2, 8.18%, 9/1/23 3                             301,629          60,059
Trust 247, Cl. 2, 4.194%, 10/1/23 3                           356,309          71,130
Trust 252, Cl. 2, (6.12)%, 11/1/23 3                          541,150         110,407
Trust 254, Cl. 2, (0.317)%, 1/1/24 3                           77,999          15,937
Trust 273, Cl. 2, 7.161%, 7/1/26 3                             43,237           8,566
Trust 319, Cl. 2, 1.58%, 2/1/32 3                              65,702          13,761
Trust 321, Cl. 2, (3.61)%, 3/1/32 3                           670,325         141,810
Trust 322, Cl. 2, 5.883%, 4/1/32 3                            769,701         151,326
Trust 329, Cl. 2, 3.021%, 1/1/33 3                            310,931          64,843
Trust 331, Cl. 9, (6.262)%, 2/1/33 3                          202,288          40,212
Trust 333, Cl. 2, 1.67%, 3/1/33 3                             481,372         102,018
Trust 334, Cl. 17, (2.467)%, 2/1/33 3                         112,428          21,805
Trust 346, Cl. 2, 8.93%, 12/1/33 3                            274,256          57,353
Trust 2001-65, Cl. S, 24.093%, 11/25/31 3                     382,380          35,631
Trust 2001-81, Cl. S, 8.469%, 1/25/32 3                        71,093           6,925
Trust 2002-9, Cl. MS, 6.487%, 3/25/32 3                        84,810           9,018
Trust 2002-52, Cl. SD, 1.17%, 9/25/32 3                       148,711          16,840
Trust 2002-77, Cl. SH, 12.011%, 12/18/32 3                     88,081           9,203


4               |               Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount           Value
-------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-84, Cl. SA, 25.585%, 12/25/32 3             $      336,514  $       31,399
Trust 2003-4, Cl. S, 20.998%, 2/25/33 3                       211,004          21,142
Trust 2004-54, Cl. DS, 10.873%, 11/25/30 3                    132,294           9,602
Trust 2005-6, Cl. SE, 17.042%, 2/25/35 3                      485,506          28,452
Trust 2005-19, Cl. SA, 15.17%, 3/25/35 3                    1,844,960         112,659
Trust 2005-40, Cl. SA, 18.471%, 5/25/35 3                     447,669          27,402
Trust 2005-71, Cl. SA, 27.923%, 8/25/25 3                     530,000          32,179
-------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M,
7.685%, 9/25/23 5                                              64,357          55,055
                                                                        -------------
                                                                           34,577,587
-------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 4.219%, 1/16/27 3                     236,019          20,620
Series 2002-15, Cl. SM, 0.89%, 2/16/32 3                      238,666          18,473
Series 2002-76, Cl. SY, 4.931%, 12/16/26 3                    282,742          25,657
Series 2004-11, Cl. SM, (0.51)%, 1/17/30 3                    106,273           8,356
                                                                        -------------
                                                                               73,106
-------------------------------------------------------------------------------------
NON-AGENCY--12.5%
-------------------------------------------------------------------------------------
COMMERCIAL--11.7%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                       170,000         167,299
Series 2005-2, Cl. A4, 4.783%, 7/10/43                        300,000         298,531
Series 2005-3, Cl. A2, 4.501%, 7/10/43                        250,000         247,171
-------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc.,
Collateralized Mtg. Obligations Pass-Through
Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                        218,473         220,458
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                        176,384         180,738
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                        75,200          75,180
Series 2005-E, Cl. 2A2, 4.995%, 6/25/35 2                      81,645          81,611
-------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
Commercial Mtg. Obligations:
Series 2003-T10, Cl. A1, 4%, 3/13/40                          235,777         230,027
Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                      90,000          90,658
-------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized
Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 3.64%, 10/25/34 2                    112,110         112,215
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                       479,207         489,404
-------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of
America Commercial Mtg. Trust, Pass-Through
Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35         108,155         112,809
-------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                       215,000         210,958
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                       120,000         119,138
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                        80,000          79,090
-------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                        76,991          79,815
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                      110,000         108,372


5               |               Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                           Principal
                                                              Amount          Value
-------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,            $      150,000  $      147,794
Commercial Mtg. Pass-Through Certificates, Series
2005-GG3, Cl. A2, 4.305%, 8/10/42
-------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                      118,411         115,491
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                       70,000          69,875
-------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg.
Obligations, Series 2004-12, Cl. 3A1, 4.494%,
12/25/34 1,2                                                  155,058         154,621
-------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2003-ML1A, Cl. A1, 3.972%, 3/12/39                     147,363         143,779
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                      60,000          59,608
-------------------------------------------------------------------------------------
Lehman XS Trust, Mortgage-Backed Obligations, Series
2005-2, Cl. 2A1B, 5.18%, 7/30/35                              370,000         371,734
-------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through
Collateralized Mtg. Obligations, Series 2004-6, Cl.
10A1, 6%, 7/25/34                                             273,438         277,208
-------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through
Collateralized Mtg. Obligations, Series 2004-9, Cl.
A3, 4.70%, 8/25/34 2                                          251,558         251,172
-------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg.
Obligations, Series 2004-2, Cl. A1, 6.50%, 8/25/32            531,189         541,149
-------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                                130,000         136,570
-------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial
Mtg. Pass-Through Certificates, Series PRU-HTG
2000-C1, Cl. A2, 7.306%, 10/6/15                              182,000         203,573
-------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                198,666         199,998
-------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial
Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                      230,000         227,266
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                      270,000         270,708
-------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp.,
Collateralized Mtg. Pass-Through Certificates, Series
2005-AR5, Cl. A1, 4.688%, 5/25/35 2                           294,543         295,075
-------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust,
Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.535%, 1/25/35 2                   242,891         242,606
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                     132,079         132,178
Series 2004-W, Cl. A2, 4.605%, 11/25/34 2                      64,968          64,827
                                                                        -------------
                                                                            6,808,706
-------------------------------------------------------------------------------------
RESIDENTIAL--0.8%
Countrywide Alternative Loan Trust, Collateralized
Mtg. Obligations, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                       479,906         490,104
                                                                        -------------
Total Mortgage-Backed Obligations (Cost $42,115,589)                       41,949,503
-------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--17.7%
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                               370,000         368,016
4.125%, 7/12/10                                               344,000         339,923
-------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.75%, 5/17/07                                                530,000         525,867
4.25%, 7/15/07 6                                              365,000         365,723
6%, 5/15/11                                                   290,000         312,413


6               |               Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                           Principal
                                                              Amount          Value
-------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
-------------------------------------------------------------------------------------
7.25%, 5/15/30                                         $      140,000  $      188,517
-------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                 85,000          82,081
Series A, 6.79%, 5/23/12                                    2,193,000       2,482,897
-------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28                                                165,000         187,572
6.875%, 8/15/25                                             1,310,000       1,705,662
STRIPS, 3.24%, 2/15/11 7                                      555,000         442,065
STRIPS, 3.86%, 2/15/13 7                                    1,089,000         791,361
-------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.50%, 9/30/06                                                245,000         241,086
3%, 2/15/08                                                   870,000         848,556
3.625%, 6/15/10                                               269,000         263,158
3.75%, 3/31/07                                                530,000         528,013
3.875%, 7/15/10                                               169,000         167,165
4.375%, 8/15/12                                                60,000          60,841
4.875%, 2/15/12                                               400,000         416,188
                                                                        -------------
Total U.S. Government Obligations (Cost $10,364,572)                       10,317,104
-------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
United Mexican States Nts., 7.50%, 1/14/12 (Cost
$81,624)                                                       75,000          83,963
-------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--31.2%
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.6%
-------------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09          165,000         171,128
-------------------------------------------------------------------------------------
Visteon Corp., 7.95% Sr. Unsec. Nts., 8/1/05                   85,000          85,000
                                                                        -------------
                                                                              256,128
-------------------------------------------------------------------------------------
AUTOMOBILES--2.7%
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                                     180,000         193,783
8% Nts., 6/15/10                                               77,000          85,966
-------------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.25% Unsec. Nts., 12/8/05                                    114,000         114,553
6.50% Unsec. Nts., 1/25/07                                    160,000         161,730
7.375% Nts., 10/28/09                                          45,000          44,940
7.60% Nts., 8/1/05                                             95,000          95,000
-------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125% Nts., 9/15/06         565,000         568,875
-------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                        300,000         284,304
                                                                        -------------
                                                                            1,549,151
-------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11           124,000         141,559
-------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375%
Nts., 5/1/07                                                  175,000         182,875
-------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06             280,000         288,010
                                                                        -------------
                                                                              612,444
-------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Beazer Homes USA, Inc., 6.875% Sr. Nts., 7/15/15 8            145,000         147,175
-------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                       130,000         134,626
-------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts.,
1/15/14                                                       145,000         148,625
-------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                   105,000         109,215
                                                                        -------------
                                                                              539,641


7               |               Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                           Principal
                                                              Amount          Value
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY CONTINUED
-------------------------------------------------------------------------------------
MEDIA--2.2%
AOL Time Warner, Inc., 7.70% Debs., 5/1/32             $      175,000  $      219,345
-------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08             265,000         284,374
-------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09          25,000          27,562
-------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 8         115,000         124,201
-------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13           150,000         139,034
-------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs.,
2/1/12                                                        265,000         331,116
-------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                               29,000          28,362
3.50% Sr. Unsec. Nts., 10/15/07                               155,000         150,641
                                                                        -------------
                                                                            1,304,635
-------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Federated Department Stores, Inc., 6.625% Sr. Unsec.
Nts., 9/1/08                                                  150,000         158,609
-------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts.,
4/1/37                                                        170,000         186,003
-------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                           125,000         123,561
7.90% Unsec. Debs., 10/15/07                                   90,000          95,371
                                                                        -------------
                                                                              563,544
-------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The):
6.90% Nts., 9/15/07 1                                         185,000         193,050
9.55% Unsub. Nts., 12/15/08 2                                  23,000          26,245
                                                                        -------------
                                                                              219,295
-------------------------------------------------------------------------------------
CONSUMER STAPLES--2.2%
-------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                                   165,000         199,875
8.70% Sr. Unsec. Debs., 5/1/30                                 56,000          71,840
-------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31              105,000         131,513
-------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                     135,000         143,011
-------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                 190,000         206,366
                                                                        -------------
                                                                              752,605
-------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
ConAgra Foods, Inc., 6% Nts., 9/15/06                         110,000         111,381
-------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                    170,000         167,493
-------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                         230,000         233,240
                                                                        -------------
                                                                              512,114
-------------------------------------------------------------------------------------
ENERGY--1.1%
-------------------------------------------------------------------------------------
OIL & GAS--1.1%
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12             90,000          97,925
-------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec.
Unsub. Nts., 2/1/09                                            65,000          70,688
-------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts.,
Cl. A1, 6/15/10 1                                             440,000         439,736
-------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
Series B, 6/1/13 8                                             58,988          55,964
                                                                        -------------
                                                                              664,313
-------------------------------------------------------------------------------------
FINANCIALS--10.0%
-------------------------------------------------------------------------------------
CAPITAL MARKETS--1.2%
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08           15,000          16,072


8               |               Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                           Principal
                                                              Amount          Value
-------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
-------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.50% Nts.,
8/15/13                                                $      250,000  $      260,224
-------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                     200,000         200,713
-------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14              210,000         208,205
                                                                        -------------
                                                                              685,214
-------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13          3,000           3,013
-------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bond 9                    270,000         273,129
-------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13            265,000         260,161
-------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                  15,000          16,185
-------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                             115,000         113,123
7.75% Unsec. Sub. Nts., 5/1/10                                 10,000          11,284
-------------------------------------------------------------------------------------
Wachovia Corp., 5.50% Sr. Sub. Nts., 8/1/35                   150,000         150,329
                                                                        -------------
                                                                              827,224
-------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12         175,000         201,798
-------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32             250,000         289,017
-------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                  50,000          48,810
-------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec.
Nts., 9/1/12                                                  245,000         256,044
-------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08               140,000         148,102
-------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08           20,000          20,996
-------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                 200,000         229,220
-------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series
C, 2/3/14                                                     260,000         260,446
-------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                            140,000         152,900
                                                                        -------------
                                                                            1,607,333
-------------------------------------------------------------------------------------
INSURANCE--2.6%
Allstate Financial Global Funding LLC, 4.25% Nts.,
9/10/08 8                                                      40,000          39,729
-------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07           60,000          58,964
-------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8          145,000         165,749
-------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds,
8/1/33                                                        180,000         166,557
-------------------------------------------------------------------------------------
MetLife, Inc., 5% Nts., 6/15/15                               100,000         100,035
-------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts.,
7/1/12                                                        110,000         116,597
-------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C,
12/18/23 8                                                    255,000         327,727
-------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts.,
7/1/25                                                        295,000         386,903
-------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec.
Nts., 3/15/08                                                 190,000         185,584
                                                                        -------------
                                                                            1,547,845
-------------------------------------------------------------------------------------
REAL ESTATE--1.8%
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                98,000         101,587
8.10% Unsec. Nts., 8/1/10                                     165,000         187,007
-------------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series
B, 1/15/09                                                    205,000         203,147
-------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14               145,000         148,626
-------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                    102,000         103,741
5.625% Unsec. Unsub. Nts., 8/15/14                            110,000         112,862
-------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts.,
6/15/07                                                       195,000         197,453
                                                                        -------------
                                                                            1,054,423


9               |               Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                           Principal
                                                              Amount          Value
-------------------------------------------------------------------------------------
FINANCIALS CONTINUED
-------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp., 4.50% Nts., Series A,
6/15/10                                                $      155,000  $      152,679
-------------------------------------------------------------------------------------
HEALTH CARE--1.2%
-------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                   190,000         193,345
-------------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                                    95,000         104,528
7.40% Unsec. Nts., 5/15/07                                    195,000         204,234
-------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                     105,000         107,456
-------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds, 3/15/15                65,000          64,996
                                                                        -------------
                                                                              674,559
-------------------------------------------------------------------------------------
INDUSTRIALS--2.3%
-------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                  17,000          17,348
-------------------------------------------------------------------------------------
Lockheed Martin Corp.:
7.65% Unsec. Unsub. Debs., 5/1/16                              82,000          99,940
8.50% Bonds, 12/1/29                                           50,000          70,628
-------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11              175,000         194,864
                                                                        -------------
                                                                              382,780
-------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                        215,000         208,811
-------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Allied Waste North America, Inc., 8.875% Sr. Nts.,
Series B, 4/1/08                                               85,000          90,100
-------------------------------------------------------------------------------------
Waste Management, Inc.:
6.875% Sr. Unsec. Nts., 5/15/09                               190,000         203,252
7% Sr. Nts., 7/15/28                                           70,000          79,276
7.125% Sr. Unsec. Nts., 10/1/07                                 5,000           5,250
                                                                        -------------
                                                                              377,878
-------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                        135,000         136,526
6.75% Sr. Unsub. Nts., 2/15/11                                 61,000          66,856
                                                                        -------------
                                                                              203,382
-------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Canadian National Railway Co., 4.25% Nts., 8/1/09              29,000          28,580
-------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                        140,000         146,435
                                                                        -------------
                                                                              175,015
-------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
-------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
British Telecommunications plc, 8.875% Bonds, 12/15/30        150,000         211,142
-------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11           34,000          38,165
-------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50%
Unsub. Nts., 6/15/10                                          125,000         142,792
-------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 2                                  125,000         143,314
8.75% Sr. Unsec. Nts., 3/1/31 2                                45,000          62,165
-------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                     175,000         241,560
-------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 8           130,000         128,897
                                                                        -------------
                                                                              968,035


10               |               Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                           Principal
                                                              Amount          Value
--------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES CONTINUED
--------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts.,
5/1/12                                                 $      195,000    $    230,615
--------------------------------------------------------------------------------------
UTILITIES--3.7%
--------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.1%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B,
9/1/10                                                        155,000         169,873
--------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts.,
4/1/12                                                        180,000         199,640
--------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts.,
6/15/10                                                       205,000         233,006
--------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                 100,000         101,669
--------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                      90,000          91,176
7.375% Sr. Unsub. Nts., Series C, 11/15/31                    125,000         150,814
--------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts.,
11/14/08 1,2                                                  100,000         108,750
--------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec.
Nts., 10/1/12                                                 235,000         244,949
--------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage
Nts., 2/1/10 8                                                120,000         134,903
--------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts.,
4/16/07 1                                                      95,000          99,038
--------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06              105,000         106,803
--------------------------------------------------------------------------------------
TXU Corp., 6.55% Nts., 11/15/34 8                             185,000         182,966
                                                                        --------------
                                                                            1,823,587
--------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                            30,000          29,618
7.875% Sr. Unsec. Nts., 11/15/10                              185,000         209,228
--------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10           103,000         115,598
                                                                         -------------
                                                                              354,444
                                                                         -------------
Total Corporate Bonds and Notes (Cost $18,301,389)                         18,247,694
--------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
--------------------------------------------------------------------------------------
Undivided interest of 0.10% in joint repurchase
agreement (Principal Amount/Value $765,696,000, with
a maturity value of $765,904,652) with UBS Warburg
LLC, 3.27%, dated 7/29/05, to be repurchased at
$802,219 on 8/1/05, collateralized by Federal
National Mortgage Assn., 5%, 3/1/35, with a value of
$782,601,759  (Cost $802,000)                                 802,000         802,000
--------------------------------------------------------------------------------------

Total Investments, at Value (Cost $78,696,565)                   134.2%    78,408,677
--------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                            (34.2)   (19,969,184)
                                                         -----------------------------
Net Assets                                                       100.0   $ 58,439,493
                                                         =============================

Footnotes to Statement of Investments

1. Illiquid security. The aggregate value of illiquid securities as of July 31, 2005 was $2,276,990, which represents 3.90% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,697,294 or 2.90% of the Fund's net assets as of July 31, 2005.

4. When-issued security or forward commitment to be delivered and settled after July 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $79,790 or 0.14% of the Fund's net assets as of July 31, 2005.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $300,594. See accompanying Notes to Quarterly Statement of Investments.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,307,311 or 2.24% of the Fund's net assets as of July 31, 2005.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


11               |               Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

Federal tax cost of securities          $78,696,565
                                        ============

Gross unrealized appreciation           $   367,788
Gross unrealized depreciation              (655,676)
                                        ------------
Net unrealized depreciation             $  (287,888)
                                        ============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when- issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2005, the Fund had purchased $25,910,134 of securities issued on a when-issued basis or forward commitment and sold $5,839,057 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities.


12               |               Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


13               |               Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

As of July 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                     UNREALIZED
                                  EXPIRATION    NUMBER OF    VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                   DATES    CONTRACTS      JULY 31, 2005      (DEPRECIATION)
------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                      9/21/05           30      $   3,459,375         $  (32,898)
U.S. Treasury Nts., 10 yr.           9/21/05            6            665,906             (2,337)
                                                                                     -----------
                                                                                        (35,235)
                                                                                     -----------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.            9/30/05           68         14,040,938             68,070
U.S. Treasury Nts., 5 yr.            9/21/05           56          6,003,375             83,994
                                                                                     -----------
                                                                                        152,064
                                                                                     -----------
                                                                                     $  116,829
                                                                                     ===========

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of July 31, 2005, the Fund had total return swap agreements outstanding as follows:

                                       PAID BY      RECEIVED BY
           SWAP     NOTIONAL       THE FUND AT       THE FUND AT    TERMINATION       UNREALIZED
   COUNTERPARTY       AMOUNT     JULY 31, 2005     JULY 31, 2005           DATE     DEPRECIATION
------------------------------------------------------------------------------------------------
UBS AG           $   840,000   One-Month LIBOR             1.51%        12/1/05      $    13,319
                                   Minus 0.25%

Index abbreviations are as follows:

LIBOR            London-Interbank Offered Rate

ILLIQUID SECURITIES

As of July 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


14               |               Oppenheimer Total Return Bond Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Total Return Bond Fund


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005


By:
       /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted
       Principal Financial Officer

Date:  September 13, 2005